Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Going Concern [Abstract]
Going Concern
3.	Going Concern

●	The Company’s financial statements are prepared using generally accepted accounting principles, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. Because the business is new and has limited operating history and relatively few sales, no certainty of continuation can be stated.

●	The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. For the nine months ended March 31, 2021, the Company had a net loss of $3,453,142 (comprised of operating loss of $1,379,102 and other expenses of $2,074,040, most of which is comprised of changes in derivative liability and amortization of Beneficial Conversion Features related to convertible note financing and changes in the share price of the common stock), negative cash flow from operations of $876,638 and accumulated deficit of $21,084,264.

Subsequent to the end of the quarter, the Company completed a financing round of $4,500,000, consisting of $3,000,000 in cash and the rollover of $1,500,000 of previously existing convertible debt. As of the time of this filing, the Company is debt free.

The Company believes it has sufficient cash on hand to operate for the next several quarters. We do not believe our cash on hand will be adequate to satisfy our long-term working capital needs. We believe that our current capitalization structure, combined with ongoing increases in distribution, revenues, and market capitalization, will enable us to successfully secure required financing to continue our growth.

Because the business has limited operating history and sales, no certainty of continuation can be stated. Management has devoted a significant amount of time in the raising of capital from additional debt and equity financing. However, the Company’s ability to continue as a going concern will again be dependent upon raising additional funds through debt and equity financing and generating revenue. There are no assurances the Company will receive the necessary funding or generate revenue necessary to fund operations long-term.

The Company cannot give any assurance that it will, in the future, be able to achieve a level of profitability from the sale of its products to sustain its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the financials are issued. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and reclassification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

●	The outbreak of the novel coronavirus (COVID-19), including the measures to reduce its spread, and the impact on the economy, cannot fully be understood and identified. Indications to date are that there are somewhat offsetting factors relating to the impact on our Company. Industry data shows that supermarket sales remain up, with more people spending more time at home. Anecdotally and statistically, snacking activity is also up while consumers are reporting a decrease in sleep quality and sleep satisfaction. Industry sales data also showed ice cream as one of the categories experiencing the largest increase with year over year growth averaging over 30% through a series of five one-week periods between March 15 and April 12, 2020 according to IRI data.

The offsetting factors are the impact of the virus on the overall economy, and the impact that a down economic period can have on consumer behavior, including trial of new brands. Greater unemployment, recession, and other possible unforeseen factors are shown to have an impact. Research indicates that consumers are less likely to try new brands during economic recession and stress, returning to the legacy brands they’ve known for decades.

With consumers generally making fewer shopping trips, while buying more on those occasions and reverting back to more familiar brands, certain brand-launch marketing tactics, such as in-store displays and in-store product sampling tables, are either impaired or impermissible. So, while overall night snacking demand is up, and consumer need/desire for better sleep is also stronger, driving consumer trial and adoption has been more difficult and expensive during these circumstances.

From both public statements, and ongoing exploratory meetings between Nightfood Management and experts from certain global food and beverage conglomerates, it has been affirmed to Management that there is increased strategic interest in the nighttime nutrition space as a potential high-growth opportunity, partially due to recent declines in consumer sleep quality and increases in at-home nighttime snacking.

We have experienced no major issues with supply chain or logistics. Order processing function has been normal to date, and our manufacturers have assured us that their operations are “business as usual” as of the time of this filing.

It is possible that the fallout from the pandemic could make it more difficult in the future for the Company to access required growth capital, possibly rendering us unable to meet certain debts and expenses.

More directly, COVID has impaired Nightfood’s ability to execute certain in-store and out-of-store marketing initiatives. For example, since the inception of COVID, the Company was unable to conduct in-store demonstrations and unable to participate in local pregnancy, baby expos, and health expos that were originally intended to be part of our marketing mix.

Additionally, with more consumers shopping online, both for delivery or at-store pickup, the opportunity for shoppers to learn about new brands at-shelf has been somewhat diminished. Management is working to identify opportunities to build awareness and drive trial under these new circumstances.

It is impossible to know what the future holds with regard to the virus, both for our company and in the broader sense. There are many uncertainties regarding the current coronavirus pandemic, and the Company is closely monitoring the impact of the pandemic on all aspects of its business, including how it will impact its customers, vendors, and business partners. It is difficult to know if the pandemic has materially impacted the results of operations, and we are unable to predict the impact that COVID-19 will have on our financial position and operating results due to numerous uncertainties. The Company expects to continue to assess the evolving impact of the COVID-19 pandemic and intends to make adjustments accordingly, if necessary.

3.	Going Concern	●	The Company's financial statements are prepared using generally accepted accounting principles, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. Because the business is new and has limited operating history and relatively few sales, no certainty of continuation can be stated.

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The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. For the year ended June 30, 2020, the Company had a net loss of $4,412,063, negative cash flow from operations of $1,531,084 and accumulated deficit of $17,631,122. Management is taking steps to raise additional funds to address its operating and financial cash requirements to continue operations in the next twelve months. Management has devoted a significant amount of time in the raising of capital from additional debt and equity financing. However, the Company's ability to continue as a going concern is dependent upon raising additional funds through debt and equity financing and generating revenue. There are no assurances the Company will receive the necessary funding or generate revenue necessary to fund operations.

The Company has limited available cash resources and we do not believe our cash on hand will be adequate to satisfy our ongoing working capital needs. The Company is continuing to raise capital through private placement of our common stock and through the use of convertible notes to finance the Company's operations, of which it can give no assurance of success. However, the Company has a strong ongoing relationship with Eagle Equities and we expect to be able to continue to finance our operations as we have over the previous several quarters, although no assurance can be guaranteed. We believe that our current capitalization structure, combined with ongoing increases in revenues, will enable us to successfully secure required financing to continue our growth. In the short term, the Company plans to continue to take advantage of convertible notes as a financing vehicle, as it allows for today's operating capital to be either repaid, or converted to equity at future valuations.

Because the business is new and has limited operating history and sales, no certainty of continuation can be stated. Management has devoted a significant amount of time in the raising of capital from additional debt and equity financing. However, the Company's ability to continue as a going concern is dependent upon raising additional funds through debt and equity financing and generating revenue. There are no assurances the Company will receive the necessary funding or generate revenue necessary to fund operations.

Even if the Company is successful in raising additional funds, the Company cannot give any assurance that it will, in the future, be able to achieve a level of profitability from the sale of its products to sustain its operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and reclassification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Further, we are subject to the continued impact of COVID-19, as further discussed below. See footnote 18.